Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Cash and Cash Equivalents

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$1,058,808.1	$1,329,291.4
Commercial paper	—	9,566.4
Government bonds	906.8	2,451.6
Repurchase agreements	5,275.3	1,133.3
Corporate bonds	—	371.4

	$1,064,990.2	$1,342,814.1